Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]	The components of accumulated other comprehensive income is as follows:
	December 31,
(In thousands of U.S. dollars)	2011	2012

Foreign currency translation	10,057	10,253

Total	10,057	10,253